United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Alternative Strategies Investment Companies — 8.9%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $38,120,642)	3,869,741	$28,868,271
Domestic Equity Investment Companies — 63.5%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,943,664	32,692,428
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	2,383,883	37,736,863
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	1,404,169	35,862,465
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	1,313,784	34,092,703
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,378,709	35,294,939
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	2,025,135	31,673,112
Total Domestic Equity Investment Companies (cost $182,123,136)		207,352,510
Fixed Income Investment Companies — 9.6%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	2,454,241	8,418,045
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,049,923	7,133,734
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,602,474	15,640,142
Total Fixed Income Investment Companies (cost $31,340,184)		31,191,921
Foreign Equity Investment Companies — 8.8%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,421,731	13,662,833
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,212,330	15,176,583
Total Foreign Equity Investment Companies (cost $32,705,313)		28,839,416
Global Strategies Investment Companies — 9.3%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	1,092,372	14,812,566
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	1,060,278	15,628,499
Total Global Strategies Investment Companies (cost $32,591,990)		30,441,065
TOTAL INVESTMENTS (cost $316,881,265)(1)	100.1%	326,693,183
Liabilities in excess of other assets	(0.1)	(310,307)
NET ASSETS	100.0%	$326,382,876

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$326,693,183	$—	$—	$326,693,183

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 59.7%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,175,265	$19,767,964
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	1,138,631	18,024,524
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	566,801	14,476,109
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	577,188	14,978,039
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	763,873	19,555,143
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	1,081,873	16,920,489
Total Domestic Equity Investment Companies (cost $92,274,994)		103,722,268
Fixed Income Investment Companies — 26.5%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	2,613,450	8,964,132
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,879,670	16,981,251
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,264,856	12,344,997
SunAmerica Senior Floating Rate Fund, Inc., Class A	973,563	7,827,449
Total Fixed Income Investment Companies (cost $46,708,477)		46,117,829
Foreign Equity Investment Companies — 8.7%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,223,105	11,754,036
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	481,787	3,305,061
Total Foreign Equity Investment Companies (cost $17,350,968)		15,059,097
Global Strategies Investment Companies — 5.2%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Fund, Class A	417,637	5,663,163
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	232,088	3,420,978
Total Global Strategies Investment Companies (cost $9,892,621)		9,084,141
TOTAL INVESTMENTS (cost $166,227,060)(1)	100.1%	173,983,335
Liabilities in excess of other assets	(0.1)	(199,869)
NET ASSETS	100.0%	$173,783,466

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$173,983,335	$—	$—	$173,983,335

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — January 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.6%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	3,815,413	$277,762,067
Aerospace/Defense — 3.4%
Lockheed Martin Corp.	1,494,557	281,529,702
Beverages-Non-alcoholic — 3.2%
Coca-Cola Co.	6,562,368	270,172,691
Chemicals-Diversified — 3.0%
LyondellBasell Industries NV, Class A	3,194,925	252,686,618
Commercial Services-Finance — 3.6%
H&R Block, Inc.	8,743,012	299,710,451
Computer Services — 6.5%
Accenture PLC, Class A	3,338,150	280,504,745
International Business Machines Corp.	1,730,279	265,269,073
		545,773,818
Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	3,160,040	266,359,772
Diversified Manufacturing Operations — 3.0%
General Electric Co.	10,625,992	253,854,949
Enterprise Software/Service — 3.4%
CA, Inc.	9,452,481	286,410,174
Food-Misc./Diversified — 7.2%
Kellogg Co.	4,400,283	288,570,559
Kraft Foods Group, Inc.	4,874,771	318,517,537
		607,088,096
Internet Security — 3.2%
Symantec Corp.	10,996,424	272,381,423
Medical-Drugs — 6.9%
Merck & Co., Inc.	4,733,402	285,329,473
Pfizer, Inc.	9,256,134	289,254,187
		574,583,660
Networking Products — 3.4%
Cisco Systems, Inc.	10,944,979	288,564,371
Oil & Gas Drilling — 2.5%
Helmerich & Payne, Inc.	3,521,550	209,743,518
Oil Companies-Exploration & Production — 6.1%
ConocoPhillips	4,026,072	253,562,015
Occidental Petroleum Corp.	3,256,822	260,545,760
		514,107,775
Oil Companies-Integrated — 3.0%
Chevron Corp.	2,424,963	248,631,456
Retail-Apparel/Shoe — 3.6%
Coach, Inc.	8,097,436	301,143,645
Retail-Computer Equipment — 2.7%
GameStop Corp., Class A	6,354,416	223,993,164
Retail-Office Supplies — 4.3%
Staples, Inc.	20,950,760	357,210,458
Retail-Restaurants — 3.3%
McDonald’s Corp.	2,947,690	272,484,464
Telephone-Integrated — 6.1%
AT&T, Inc.	7,877,051	259,312,519
Verizon Communications, Inc.	5,499,278	251,371,997
		510,684,516
Tobacco — 13.7%
Altria Group, Inc.	5,688,715	302,070,766
Lorillard, Inc.	4,529,494	297,180,101
Philip Morris International, Inc.	3,202,944	257,004,227
Reynolds American, Inc.	4,325,042	293,886,604
		1,150,141,698
Total Long-Term Investment Securities (cost $7,848,796,432)		8,265,018,486

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills
0.00% due 02/05/2015	$10,000,000	9,999,999
0.01% due 02/12/2015	25,000,000	24,999,923
0.01% due 02/19/2015	15,000,000	14,999,944
Total Short-Term Investment Securities (cost $49,999,866)		49,999,866
REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $56,895,000)(1)	56,895,000	56,895,000

TOTAL INVESTMENTS (cost $7,955,691,298)(2)	99.9%	8,371,913,352
Other assets less liabilities	0.1	8,809,221
NET ASSETS	100.0%	$8,380,722,573

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,265,018,486	$—	$—	$8,265,018,486
Short-Term Investment Securities	—	49,999,866	—	49,999,866
Repurchase Agreement	—	56,895,000	—	56,895,000
Total Investments at Value	$8,265,018,486	$106,894,866	$—	$8,371,913,352

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — January 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.6%
Aerospace/Defense — 3.1%
General Dynamics Corp.	21,441	$2,856,156
Northrop Grumman Corp.	23,023	3,613,460
Raytheon Co.	16,192	1,620,009
		8,089,625
Airlines — 0.8%
Delta Air Lines, Inc.	42,249	1,998,800
Appliances — 0.5%
Whirlpool Corp.	6,893	1,372,258
Auto-Cars/Light Trucks — 0.6%
General Motors Co.	49,660	1,619,909
Auto/Truck Parts & Equipment-Original — 0.6%
Johnson Controls, Inc.	31,923	1,483,462
Banks-Super Regional — 3.4%
PNC Financial Services Group, Inc.	26,828	2,268,039
Wells Fargo & Co.	126,085	6,546,333
		8,814,372
Batteries/Battery Systems — 0.7%
Energizer Holdings, Inc.	13,962	1,787,276
Beverages-Wine/Spirits — 0.6%
Constellation Brands, Inc., Class A†	14,109	1,558,339
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	22,675	1,205,063
Chemicals-Diversified — 1.1%
Dow Chemical Co.	62,400	2,817,984
Commercial Services-Finance — 1.0%
SEI Investments Co.	64,773	2,601,931
Computer Services — 0.4%
Convergys Corp.	57,103	1,094,093
Computers — 3.0%
Apple, Inc.	43,037	5,042,215
Hewlett-Packard Co.	72,543	2,620,978
		7,663,193
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.	93,571	1,040,510
Consulting Services — 0.9%
Booz Allen Hamilton Holding Corp.	79,772	2,322,163
Containers-Metal/Glass — 0.3%
Owens-Illinois, Inc.†	28,159	657,513
Cosmetics & Toiletries — 2.1%
Procter & Gamble Co.	65,893	5,554,121
Diversified Banking Institutions — 4.1%
Bank of America Corp.	261,499	3,961,710
Citigroup, Inc.	61,286	2,877,378
JPMorgan Chase & Co.	69,016	3,753,090
		10,592,178
Diversified Manufacturing Operations — 4.7%
3M Co.	8,644	1,402,921
Danaher Corp.	24,037	1,980,168
Dover Corp.	27,578	1,931,563
General Electric Co.	100,027	2,389,645
Ingersoll-Rand PLC	19,861	1,318,771
Parker-Hannifin Corp.	25,785	3,002,921
		12,025,989
E-Commerce/Services — 0.4%
Liberty Interactive Corp., Class A†	40,781	1,115,768
Electric Products-Misc. — 0.4%
Emerson Electric Co.	18,944	1,078,671
Electric-Generation — 0.6%
AES Corp.	118,138	1,443,646
Electric-Integrated — 5.0%
Duke Energy Corp.	148,686	12,956,498
Electronic Components-Misc. — 0.6%
Corning, Inc.	60,669	1,442,102
Electronic Components-Semiconductors — 1.8%
Intel Corp.	141,699	4,681,735
Electronics-Military — 1.3%
L-3 Communications Holdings, Inc.	26,539	3,267,482
Engineering/R&D Services — 0.6%
Fluor Corp.	18,703	1,002,294
Jacobs Engineering Group, Inc.†	16,043	611,238
		1,613,532
Enterprise Software/Service — 1.2%
CA, Inc.	47,286	1,432,766
ManTech International Corp., Class A	49,807	1,620,221
		3,052,987
Entertainment Software — 0.7%
Activision Blizzard, Inc.	81,137	1,695,358
Finance-Other Services — 3.1%
CME Group, Inc.	50,276	4,288,543
NASDAQ OMX Group, Inc.	81,964	3,737,558
		8,026,101
Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	61,074	3,283,949
Insurance-Life/Health — 1.7%
StanCorp Financial Group, Inc.	17,614	1,092,773
Torchmark Corp.	64,661	3,237,576
		4,330,349
Insurance-Multi-line — 0.5%
Allstate Corp.	19,064	1,330,477
Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	3,922	403,260
Insurance-Reinsurance — 3.9%
Montpelier Re Holdings, Ltd.	73,458	2,580,579
PartnerRe, Ltd.	18,807	2,151,521
Platinum Underwriters Holdings, Ltd.	71,178	5,255,072
		9,987,172
Internet Security — 0.5%
Symantec Corp.	53,327	1,320,910
Investment Management/Advisor Services — 1.6%
Janus Capital Group, Inc.	85,117	1,492,952
Legg Mason, Inc.	46,621	2,584,668
		4,077,620
Machinery-Farming — 0.4%
AGCO Corp.	23,224	1,006,528
Medical Instruments — 1.1%
Medtronic PLC	40,535	2,894,199

Medical Labs & Testing Services — 1.0%
Quest Diagnostics, Inc.	36,455	2,590,857
Medical Products — 1.5%
CareFusion Corp.†	64,099	3,801,071
Medical-Drugs — 6.5%
Eli Lilly & Co.	161,818	11,650,896
Johnson & Johnson	51,016	5,108,742
		16,759,638
Medical-Generic Drugs — 0.5%
Impax Laboratories, Inc.†	32,257	1,182,864
Medical-HMO — 1.3%
UnitedHealth Group, Inc.	31,686	3,366,637
Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	18,652	1,320,562
Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	35,477	2,951,332
Metal-Aluminum — 0.4%
Kaiser Aluminum Corp.	15,277	1,058,849
Metal-Copper — 0.3%
Freeport-McMoRan, Inc.	41,705	701,061
Multimedia — 4.0%
Time Warner, Inc.	45,802	3,569,350
Twenty-First Century Fox, Inc., Class A	52,509	1,741,199
Walt Disney Co.	55,442	5,043,004
		10,353,553
Networking Products — 1.6%
Cisco Systems, Inc.	160,825	4,240,151
Non-Hazardous Waste Disposal — 1.8%
Waste Management, Inc.	90,175	4,637,700
Oil & Gas Drilling — 0.6%
Diamond Offshore Drilling, Inc.	29,092	917,271
Helmerich & Payne, Inc.	10,627	632,944
		1,550,215
Oil Companies-Exploration & Production — 0.8%
Apache Corp.	28,800	1,802,016
Unit Corp.†	12,504	372,369
		2,174,385
Oil Companies-Integrated — 7.1%
Chevron Corp.	81,748	8,381,622
Exxon Mobil Corp.	114,478	10,007,667
		18,389,289
Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	29,951	1,630,233
Oil Refining & Marketing — 1.1%
HollyFrontier Corp.	42,396	1,522,864
Valero Energy Corp.	25,876	1,368,323
		2,891,187
Oil-Field Services — 0.1%
NOW, Inc.†	7,486	186,776
Pharmacy Services — 0.7%
Omnicare, Inc.	25,484	1,910,790
Publishing-Periodicals — 0.1%
Time, Inc.	5,724	143,329
Racetracks — 1.0%
Penn National Gaming, Inc.†	179,513	2,687,310
Real Estate Investment Trusts — 1.8%
Chimera Investment Corp.	787,045	2,471,321
Dynex Capital, Inc.	149,120	1,248,135
Resource Capital Corp.	174,301	841,874
		4,561,330
Retail-Discount — 0.4%
Wal-Mart Stores, Inc.	11,496	976,930
Retail-Drug Store — 2.1%
CVS Health Corp.	56,144	5,511,095
Retail-Pawn Shops — 0.3%
Ezcorp, Inc., Class A†	73,712	759,971
Retail-Regional Department Stores — 0.5%
Macy’s, Inc.	20,186	1,289,482
Savings & Loans/Thrifts — 0.6%
Washington Federal, Inc.	83,846	1,665,182
Schools — 0.3%
Apollo Education Group, Inc.†	27,053	683,359
Telecommunication Equipment — 0.5%
Harris Corp.	17,784	1,193,840
Telephone-Integrated — 3.1%
AT&T, Inc.	124,202	4,088,730
CenturyLink, Inc.	68,684	2,552,984
Telephone & Data Systems, Inc.	64,156	1,491,627
		8,133,341
Tobacco — 0.4%
Reynolds American, Inc.	15,613	1,060,903
Tools-Hand Held — 1.3%
Snap-on, Inc.	25,234	3,348,804

Total Long-Term Investment Securities (cost $222,961,977)		257,019,149
REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $1,329,000)	$1,329,000	1,329,000

TOTAL INVESTMENTS (cost $224,290,977)(2)	100.1%	258,348,149
Liabilities in excess of other assets	(0.1)	(268,114)
NET ASSETS	100.0%	$258,080,035

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$257,019,149	$—	$—	$257,019,149
Repurchase Agreement	—	1,329,000	—	1,329,000
Total Investments at Value	$257,019,149	$1,329,000	$—	$258,348,149

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA SELECT DIVIDEND GROWTH PORTFOLIO

Portfolio of Investments — January 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.3%
Advertising Agencies — 2.6%
Omnicom Group, Inc.	19,928	$1,450,758
Aerospace/Defense — 8.3%
Lockheed Martin Corp.	8,259	1,555,748
Northrop Grumman Corp.	11,131	1,747,011
Raytheon Co.	14,004	1,401,100
		4,703,859
Applications Software — 2.4%
Microsoft Corp.	33,573	1,356,349
Commercial Services-Finance — 2.5%
Western Union Co.	82,048	1,394,816
Computer Services — 4.4%
Accenture PLC, Class A	16,699	1,403,217
International Business Machines Corp.	7,003	1,073,630
		2,476,847
Containers-Metal/Glass — 1.7%
Greif, Inc., Class A	24,776	946,443
Data Processing/Management — 3.0%
Broadridge Financial Solutions, Inc.	34,828	1,671,396
Electronic Components-Semiconductors — 2.9%
Intel Corp.	50,449	1,666,835
Enterprise Software/Service — 2.4%
CA, Inc.	44,523	1,349,047
Finance-Other Services — 2.9%
CME Group, Inc.	19,030	1,623,259
Food-Confectionery — 2.5%
J.M. Smucker Co.	13,826	1,426,152
Food-Misc./Diversified — 7.5%
General Mills, Inc.	25,316	1,328,584
Ingredion, Inc.	19,388	1,563,448
Kellogg Co.	20,646	1,353,965
		4,245,997
Garden Products — 2.5%
Scotts Miracle-Gro Co., Class A	21,904	1,389,371
Housewares — 1.9%
Tupperware Brands Corp.	15,799	1,068,170
Industrial Gases — 2.5%
Airgas, Inc.	12,748	1,435,935
Investment Management/Advisor Services — 2.2%
T. Rowe Price Group, Inc.	16,158	1,271,958
Medical Labs & Testing Services — 3.0%
Quest Diagnostics, Inc.	24,058	1,709,802
Oil & Gas Drilling — 1.3%
Helmerich & Payne, Inc.	12,389	737,889
Oil Companies-Exploration & Production — 2.0%
Occidental Petroleum Corp.	14,004	1,120,320
Oil Companies-Integrated — 1.9%
Chevron Corp.	10,772	1,104,453
Oil Refining & Marketing — 1.6%
HollyFrontier Corp.	25,495	915,780
Retail-Apparel/Shoe — 5.2%
Guess?, Inc.	48,218	905,534
L Brands, Inc.	24,418	2,066,495
		2,972,029
Retail-Consumer Electronics — 3.1%
Best Buy Co., Inc.	50,628	1,782,106
Retail-Discount — 5.3%
Target Corp.	21,545	1,585,927
Wal-Mart Stores, Inc.	16,877	1,434,208
		3,020,135
Retail-Mail Order — 2.9%
Williams-Sonoma, Inc.	21,185	1,657,726
Retail-Major Department Stores — 2.9%
Nordstrom, Inc.	21,545	1,641,729
Retail-Office Supplies — 3.2%
Staples, Inc.	105,302	1,795,399
Semiconductor Equipment — 2.3%
KLA-Tencor Corp.	21,185	1,302,242
Tobacco — 8.2%
Altria Group, Inc.	33,393	1,773,168
Philip Morris International, Inc.	15,619	1,253,269
Reynolds American, Inc.	23,877	1,622,442
		4,648,879
Toys — 1.6%
Mattel, Inc.	33,931	912,744
Transport-Rail — 2.6%
Norfolk Southern Corp.	14,184	1,446,342
Total Long-Term Investment Securities (cost $53,195,810)		56,244,767

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposit — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $460,000)	$460,000	460,000
TOTAL INVESTMENTS (cost $53,655,810)(1)	100.1%	56,704,767
Liabilities in excess of other assets	(0.1)	(84,551)
NET ASSETS	100.0%	$56,620,216

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Input	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$56,244,767	$—	$—	$56,244,767
Short-Term Investment Securities	—	460,000	—	460,000
Total Investments at Value	$56,244,767	$460,000	$—	$56,704,767

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments—January 31, 2015—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of January 31, 2015 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios’ counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of January 31, 2015, the repurchase agreements held by the Portfolios are subject to master netting agreements. See each Portfolio’s Portfolio of Investments and Notes to the Portfolio of Investments for more information about a Portfolio’s holdings in repurchase agreements.

Note 2. Repurchase Agreement

As of January 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Focused Dividend Strategy	15.23%	$56,895,000
SunAmerica Strategic Value	0.36	1,329,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated January 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $373,632,000, a repurchase price of $373,632,000 and a maturity date of February 2, 2015. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Note	0.75%	03/31/2018	$105,765,000	$105,642,524
U.S. Treasury Note	2.13	08/15/2021	7,725,000	8,117,391
U.S. Treasury Bond	8.00	11/15/2021	135,000,000	194,494,770
U.S. Treasury Bond	8.13	08/15/2021	50,000,000	72,854,600

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned shares of various SunAmerica Mutual Funds. For the period ended January 31, 2015, transactions in these securities were as follows:

Focused Multi-Asset Strategy

		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds from	Realized	Unrealized	Value at
Security	Income	Received	October 31, 2014	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2015
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$62,849	$—	$15,950,442	$66,681	$489,731	$(134,413)	$(1,730,146)	$13,662,833
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	104,306	1,195,083	16,156,995	1,303,221	489,731	(184,967)	(1,608,935)	15,176,583
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	62,177	—	—	8,403,520	133,688	2,063	146,150	8,418,045
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	102,334	—	16,130,772	104,966	8,696,185	1,288	(407,107)	7,133,734
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	71,346	—	15,877,239	75,178	489,731	(3,510)	180,966	15,640,142
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	239,414	1,993,366	33,706,342	2,240,446	979,463	312,803	(2,587,700)	32,692,428
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	386,325	48,864	38,029,260	442,855	979,463	72,485	171,726	37,736,863
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	379,027	—	36,897,186	386,693	979,463	364,075	(806,026)	35,862,465
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	30,946,858	7,665	979,463	(382,394)	(724,395)	28,868,271
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	1,081,728	35,601,260	1,089,393	979,463	248,546	(1,867,033)	34,092,703
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	2,160,400	36,514,207	2,168,065	979,463	231,838	(2,639,708)	35,294,939
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	216,471	15,065,655	220,303	489,731	(78,316)	94,655	14,812,566
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	234,677	658,466	16,448,346	896,975	489,731	6,772	(1,233,863)	15,628,499
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	32,328,952	7,665	979,463	42,965	272,993	31,673,112
	$1,642,455	$7,354,378	$339,653,514	$17,413,626	$18,134,769	$499,235	$(12,738,423)	$326,693,183

† Includes reinvestment of distributions paid.

Focused Balanced Strategy

		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds from	Realized	Unrealized	Value at
Security	Income	Received	October 31, 2014	Purchases†	Sales	Gain (Loss)	Gain (Loss)	January 31, 2015
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$53,672	$—	$13,610,356	$89,931	$355,153	$(50,281)	$(1,540,817)	$11,754,036
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	22,558	258,458	3,491,065	290,081	88,788	(6,881)	(380,416)	3,305,061
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	66,046	—	—	8,912,006	104,951	1,592	155,485	8,964,132
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	9,134	—	5,045,520	—	5,323,224	(682)	278,386	—
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	159,355	—	17,419,130	204,680	443,942	(987)	(197,630)	16,981,251
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	61,247	—	10,555,261	5,415,756	3,494,902	(248,641)	117,523	12,344,997
SunAmerica Senior Floating Rate Fund, Inc., Class A	91,554	—	10,300,547	110,933	2,350,965	(104,350)	(128,716)	7,827,449
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	143,845	1,197,652	20,232,439	1,391,354	488,336	187,370	(1,554,863)	19,767,964
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	183,751	23,242	18,100,593	252,318	443,942	33,286	82,269	18,024,524
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	152,237	—	14,821,117	188,496	355,153	91,425	(269,776)	14,476,109
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	2,449,372	2,439	2,363,976	(710,151)	622,316	—
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	472,338	15,531,893	508,597	355,153	102,907	(810,205)	14,978,039
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,265,478	21,376,302	1,306,887	1,712,738	521,915	(1,937,223)	19,555,143
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	82,175	5,713,510	98,038	155,379	(19,170)	26,164	5,663,163
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	51,089	143,170	3,573,001	203,322	88,788	(1,966)	(264,591)	3,420,978
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	17,153,053	45,326	443,942	18,166	147,886	16,920,489
	$994,488	$3,442,513	$179,373,159	$19,020,164	$18,569,332	$(186,448)	$(5,654,208)	$173,983,335

† Includes reinvestment of distributions paid.

Note 4. Federal Income Taxes

As of January 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy
	Portfolio	Portfolio
Cost (tax basis)	$320,016,257	$167,426,854
Appreciation	25,375,524	11,602,759
Depreciation	(18,698,598)	(5,046,278)
Net unrealized appreciation (depreciation)	$6,676,926	$6,556,481

	Focused	SunAmerica Strategic
	Dividend Strategy	Value
	Portfolio	Portfolio
Cost (tax basis)	$7,958,406,388	$225,326,431
Appreciation	821,350,498	43,937,698
Depreciation	(407,843,534)	(10,915,980)
Net unrealized appreciation (depreciation)	$413,506,964	$33,021,718

	SunAmerica
	Select Dividend Growth
	Portfolio
Cost (tax basis)	$53,655,810
Appreciation	6,354,241
Depreciation	(3,305,284)
Net unrealized appreciation (depreciation)	$3,048,957

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 31, 2015